Consolidated balance sheets - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Property, plant and equipment owned	€ 10,364	€ 10,052
Right-of-use assets	1,590	1,459
Goodwill	41,954	41,300
Other intangible assets	26,359	26,261
Investments accounted for using the equity method	3,207	3,259
Other non-current assets	4,732	4,364
Non-current income tax assets	569	550
Deferred tax assets	8,763	8,608
Non-current assets	97,538	95,853
Inventories	11,127	10,214
Accounts receivable	8,714	8,410
Other current assets	4,282	4,066
Current income tax assets	492	397
Cash and cash equivalents	6,350	7,657
Assets held for sale	557	208
Current assets	31,522	30,952
Total assets	129,060	126,805
Equity and liabilities
Equity attributable to equity holders of Sanofi	69,207	71,376
Equity attributable to non-controlling interests	360	334
Total equity	69,567	71,710
Long-term debt	14,646	14,248
Non-current lease liabilities	1,677	1,467
Non-current liabilities related to business combinations and to non-controlling interests	652	585
Non-current provisions and other non-current liabilities	6,848	6,703
Non-current income tax liabilities	2,187	2,081
Deferred tax liabilities	1,553	1,666
Non-current liabilities	27,563	26,750
Accounts payable	7,150	7,361
Current liabilities related to business combinations and to non-controlling interests	0	0
Current provisions and other current liabilities	16,446	15,565
Current income tax liabilities	884	751
Current lease liabilities	227	272
Short-term debt and current portion of long-term debt	7,026	4,342
Liabilities related to assets held for sale	197	54
Current liabilities	31,930	28,345
Total equity and liabilities	€ 129,060	€ 126,805